Condensed Interim Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
OPERATING ACTIVITIES
Loss for the period	$ (21,762,333)	$ (17,847,892)	$ (6,911,040)
Items not affecting cash:
Amortization (Note 7)	273,309	335,697	258,757
Amortization of intangible assets (Note 10)	2,937,423	2,009,714	1,272,435
Impairment of goodwill and other intangibles	8,254,000
Shares issued for services		206,614	242,023
Finance expense	60,770	225,197	276,602
Loss on sale of investment			378,718
Accrued interest	20,861	39,836	62,076
Factoring fees			38,727
Effect of foreign exchange	72,947	516,877	(410,189)
Change in fair value of warrant liability	(361,055)	361,055
Forgiveness on government loan			(448,504)
Share-based compensation	1,567,583	2,145,928	1,049,135
Changes in non-cash working capital items:
Receivables	62,868	378,975	(430,693)
Prepaids and other assets	154,700	(183,391)	3,332
Deferred revenue	(124,231)	70,333
Accounts payable and accrued liabilities	(310,387)	(1,152,162)	381,854
Cash used in operating activities	(9,153,545)	(12,893,217)	(4,236,767)
FINANCING ACTIVITIES
Proceeds from notes payable			968,674
Proceeds from Government PPP loan			638,905
Repayment of notes payable – related party	(63,819)	(462,229)	(258,661)
Proceeds from warrant exercises		5,446,769
Proceeds from share issuances	13,251,733	11,040,000	6,465,288
Proceeds from option exercises		392,299
Payments for lease liabilities	(260,185)	(282,087)	(305,493)
Receivable factoring costs			(38,727)
Payments of share issuance costs	(1,736,662)	(1,334,814)	(81,424)
Cash provided by financing activities	11,191,067	14,799,938	7,388,562
INVESTING ACTIVITIES
Acquisition of a business		(85,101)
Purchase of equipment	(40,211)	(74,478)
Proceeds from sale of investments			141,928
Development of intangible assets	(2,496,621)	(2,352,248)	(1,086,834)
Cash used in investing activities	(2,536,832)	(2,511,827)	(944,906)
Change in cash during the period	(499,310)	(605,106)	2,206,889
Cash - Beginning of period	1,678,156	2,283,262	76,373
Cash - End of period	$ 1,178,846	$ 1,678,156	$ 2,283,262